Loans and borrowings - Movement table (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans and borrowings
Balance at beginning of period	€ 80,980	€ 99,107	€ 115,110
Repayment of loans & borrowings	(16,723)	(17,708)	(14,277)
New leases	3,919	2,871	2,355
Repayment of leases	(3,549)	(3,379)	(3,775)
Loans acquired from business combination		100
Net foreign exchange movements	(229)	(11)	(306)
Balance at end of period	€ 64,398	€ 80,980	€ 99,107